NOTES RECEIVABLE	6 Months Ended
Jan. 31, 2018
NOTES RECEIVABLE [Text Block]

NOTE 5 – NOTE RECEIVABLE

On September 18, 2017, the Company entered into an agreement to loan Shenzhen Chun Fu Xin Trading Co. Ltd., an unrelated entity, $159,132 (RMB1,000,000). The loan is unsecured, earns interest at 5.4% per annum, and is due on September 17, 2018. In March 2018, the Company received a total payment of $163,430 (RMB1,027,000) as principal and interest payment of the note receivable.